Stock-based Compensation - Stock-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Compensation expense recognized
Total stock-based compensation expense	$ 32	$ 216	$ 169	$ 656	$ 767	$ 2,087
Sales and marketing
Compensation expense recognized
Total stock-based compensation expense	4	30	19	89	107	280
General and administrative
Compensation expense recognized
Total stock-based compensation expense	13	128	83	384	451	1,494
Research and development
Compensation expense recognized
Total stock-based compensation expense	$ 15	$ 58	$ 67	$ 183	$ 209	$ 313